INVESTMENTS	12 Months Ended
Dec. 31, 2019
INVESTMENTS
INVESTMENTS

5.           INVESTMENTS

Short-term investments and long-term investments consisted of the following:

	As of December 31,
	2018	2019
	US$	US$
Short-term investments
Trading securities	1,773	—
Fixed-rate time deposits	14,270	89,457
Call options	—	1,384
Structured note	—	103,879
	16,043	194,720

Long-term investments:
Equity Investments with Readily Determinable Fair Values:
- Hopefluent Company Holdings Limited ("Hopefluent")	30,733	23,418
- Shenzhen World Union Properties Consultancy Co., Ltd. ("World Union")	150,750	98,423
	181,483	121,841
Equity Investments without Readily Determinable Fair Values:
- Guilin Bank	47,664	46,892
- Xian Chuangdian Quancheng Real Estate Consultant Limited (“Chuangdian”)	3,330	3,276
- Tospur Real Estate Consulting Co., Ltd. ("Tospur")	55,507	54,607
-Foshan Nature Lvke Science	729	717
	107,230	105,492
Equity method investments
- Chongqing Wanli New Energy Co., Ltd. (“Wanli”)	84,520	87,874
	84,520	87,874
Equity method investments carried at fair value
- China Index Holdings Limited (“CIH”)	—	26,739
	—	26,739
	373,233	341,946

Short-term investments

As of December 31, 2018 and 2019, the Company held fixed-rate time deposits purchased from commercial banks and financial institutions with maturities of less than one year.

As of December 31, 2018, the Company held investments in PRC mutual funds in the amount of US$1,773 , which were classified as trading securities as they were held principally for the purpose of selling in the near term. In 2018, the Company sold majority of such trading securities in the amount of US$11,705, and recognized a loss of US$2,091 as change in fair value of securities in the consolidated statements of comprehensive income (loss). In 2019, the Company disposed trading securities in the amount of US$1,648 and recognized a loss of US$116 as change in fair value of securities in the consolidated statements of comprehensive income (loss).

Interest income on the fixed-rate time deposits and cash and cash equivalents and restricted cash of US$11,052,  US$10,202 and US$9,038 were recognized for the years ended December 31, 2017, 2018 and 2019, respectively.

5.           INVESTMENTS (continued)

The call options were granted by Next Decade Technology Limited and Media Partner Investments Limited (together the "Sellers") which are affiliated companies of Fang's executive chairman, Mr. Vincent Mo in conjunction with the Company’s investment in the Class B ordinary shares of CIH in 2019.  Pursuant to the agreement, the Company has the right to request the Sellers to sell within the next 12 months, at a fixed price of USD5.99 per share, in aggregate up to 15 million ordinary shares of CIH. Since the call options were granted to the Company from its controlling shareholder’s affiliates, they are considered a contribution by the shareholder and the fair value of the call option at grant date of US$693 was treated as contribution from shareholder and directly recorded as additional paid in capital. On December 27, 2019, the Company exercised a portion of the call options and acquired 5 million Class B ordinary shares of CIH from the Sellers. As of December 31, 2019, the fair value of the call option for the remaining 10 million ordinary shares of CIH was US$1,384. Total unrealized gain of US$1,149 was recorded in change in fair value of securities for the year ended December 31, 2019.

On October 29, 2019, Beijing Soufang Network Technology Co., Ltd. (“Beijing Soufang”), a PRC subsidiary of the Company, through a consolidated trust, purchased a 364 days RMB denominated structured note issued by GTJA in the total consideration of RMB720,000 (equivalent to US$102,009). The transaction cost related to the issuance of the structured note is US$796. In connection with the issuance of the structured note, GTJA purchased the 364 days RMB denominated short-term bond issued by the Company (the “Bond”) in the total consideration of RMB720,000 (Note 12).  Pursuant to the agreement, all the repayments of the principal and interests of the Bond received by GTJA are required to settle the structured note with Beijing Soufang. The transfer of the structured note is subject to prior written consent of GTJA. The Company recognized the investment to the structured note at amortized cost.

Long-term investments

Dividends from the long-term investments of US$6,692,  US$6,838 and US$2,759 were recognized as investment income in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2017, 2018 and 2019, respectively.

Equity Investments with Readily Determinable Fair Values

On June 27, 2014, the Company acquired 27,551,733 shares of Color Life, a Hong Kong listed company, for US$13,583. The investment constituted a 2.76% ownership in Color Life and was classified as an available-for-sale security. In 2017, the Company sold 20,705,000 shares for a total consideration of US$12,317, and recognized a gain of US$2,110 in the consolidated statements of comprehensive income (loss). As of December 31, 2017, the market price of the remaining shares declined to US$4,554. Total fair value decrease of US$3,735 was recorded in other comprehensive income (loss) and US$2,110 gain related to the sale was reclassified out of accumulated other comprehensive income for the year ended December 31, 2017. On January 1, 2018, as a result of adoption of ASU 2016-01, the investment was reclassified as equity investment with readily determinable fair value.  In 2018, the Company sold 6,846,733 shares for a total consideration of US$6,645, and recognized a gain of US$2,091 in the consolidated statements of comprehensive income (loss).

In November 2014, the Company acquired an aggregate of 111,935,037 shares of Hopefluent, a Hong Kong listed company, for US$43,361. The investment constituted 17.26% ownership in Hopefluent and was classified as an available-for-sale security. In 2017, the Company sold 3,164,000 shares for a total consideration of US$1,614, and recognized a gain of US$626 in the consolidated statements of comprehensive income (loss). As of December 31, 2017, the market price of the remaining shares increased to US$47,729. Total fair value increase of US$18,309 was recorded in other comprehensive income and US$626 gain related to the sale was reclassified out of accumulated other comprehensive income for the year ended December 31, 2017. On January 1, 2018, as a result of adoption of ASU 2016-01, the investment was reclassified as equity investment with readily determinable fair value. As of December 31, 2018 and 2019, the market price of the shares declined to US$30,733 and US$23,418, respectively. Total unrealized loss of US$16,996 and US$7,315 were recorded in change in fair value of securities for the years ended December 31, 2018 and 2019.

5.           INVESTMENTS (continued)

On May 29, 2015, the Company acquired an aggregate of 145,376,744 shares of World Union, a PRC listed company, at a total consideration of US$121,393. The investment constituted  10.06% ownership in World Union. The investment in World Union was classified as a cost method investment upon acquisition, as the Company could not freely sell the shares due to a lock-up provision of 36 months. On April 8, 2016, World Union declared a stock dividend whereby four shares were distributed to shareholders for every ten shares held. As a result, the Company’s shareholding increased from 145,376,744 shares to 203,527,442 shares. As of December 31, 2017, as the lock-up restriction will terminate within one year, the classification of the investment changed from a cost method to an available for sale security, and the fair value of the investment was measured based on the market price, adjusted for the effect of the remaining restriction, in accordance with ASC 820. As of December 31, 2017, the fair value of World Union was US$318,065 and the related tax effect of US$49,566 were recorded in other comprehensive income for the year ended December 31, 2017. As of December 31, 2017 and 2018, the investment constituted  9.96% ownership in World Union. On January 1, 2018, as a result of adoption of ASU 2016-01, the investment was reclassified as equity investment with readily determinable fair value. As of December 31, 2018, the fair value of World Union was US$150,750, total fair value decrease of US$161,039 was recorded in change in fair value of securities for the year ended December 31, 2018. In 2019, the Company sold 20,429,640 shares for a total consideration of US$10,347, and recognized a loss of US$4,702 in the consolidated statements of comprehensive income (loss). As of December 31, 2019, the investment constituted 8.99% ownership in World Union and the market price of the remaining shares decreased to US$98,423. Total unrealized loss of US$35,417 was recorded in change in fair value of securities for the year ended December 31, 2019.

Equity Investments without Readily Determinable Fair Values

On October 29, 2015, the Company acquired 11.03% of the share capital of Sindeo, a non-listed company, for US$5,000. The investment in Sindeo was classified as a cost method investment, as the Company does not have significant influence over Sindeo and because there is no readily determinable fair value. During the years ended December 31, 2016 and 2017, the impairment loss of US$2,232 and US$2,768, respectively, was recorded in the statement of comprehensive income (loss) to write down the carrying value of its investment in Sinedo to nil as of December 31, 2017 as Sindeo’s financial condition had deteriorated as evidenced by significant operating losses. On January 1, 2018, as a result of adoption of ASU 2016-01, the investment was reclassified as equity investment without readily determinable fair value, and measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. There is no orderly transaction for an identical or a similar investment of Sinedo for the years ended December 31, 2018 and 2019. As of December 31, 2018 and 2019, the carrying value of investment in Sinedo is nil.

On July 12, 2016, 30,595,859 shares of Guilin Bank, a PRC non-listed company, was transferred by a third-party to repay a portion of its overdue receivables of US$12,173 owed to the Company. On September 25, 2017, additional 42,834,202 shares of Guilin Bank was transferred by the third-party in full satisfaction of its remaining overdue receivables of US$24,695 to the Company. In October 2017, the Company received 7,343,006 shares of Guilin Bank as a stock dividend and the Company’s shareholding increased from 73,430,061 to 80,773,067.  On January 1, 2018, as a result of adoption of ASU 2016-01, the investment was reclassified as equity securities without readily determinable fair values, as the Company does not have significant influence over Guilin Bank and because there is no readily determinable fair value. The Company accounts for the investment in Guilin Bank at cost, less any impairment, adjusted for observable price changes for the years ended December 31, 2018 and 2019. In 2018, Guilin Bank entered into a new financing agreement with a group of new investors. The new financing provided the observable price for the Company’s investment. The Company evaluated this investment’s carrying amount based on the observable price, and recognized a gain of  US$10,633 in change in fair value of securities for the year ended December 31, 2018. The total investment constituted 1.79% and 1.62% ownership in Guilin Bank as of December 31, 2018 and 2019 respectively. There is no orderly transaction for an identical or a similar investment of Guilin Bank for the year  ended December 31, 2019. No impairment on the investment in Guilin Bank was recognized for the years ended December 31, 2018 and 2019.

The legal title of investment in Guilin Bank was held by a subsidiary of CIH in the PRC prior to the spinoff of CIH. Pursuant to the transfer agreement between the Company and CIH, CIH is required to transfer the legal title of investment in Guilin Bank to the Company after the spinoff. The Company assumes all the rights and obligations with respect to such assets. As of December 31, 2019, the transfer of the legal title is still in progress.

5.           INVESTMENTS (continued)

On January 21, 2016, the Company acquired an aggregate of 4,411,765 shares of Chuangdian, which is listed on the National Equities Exchange and Quotations (“NEEQ”) in the PRC, for a total consideration of US$3,294.  As of December 31,2017, the investment constituted 15% ownership in Chuangdian and was classified as a cost method investment, as the Company does not have significant influence and because there is no readily determinable fair value, as the breadth and scope of NEEQ is not comparable to equivalent U.S markets. The Company received 2,766,177 and 1,378,165 shares as dividends in 2016 and 2017, respectively. On January 1, 2018 , as a result of adoption of ASU 2016-01, the investment was reclassified as equity securities without readily determinable fair values. There is no orderly transaction for an identical or a similar investment of Chuangdian for the years ended December 31, 2018 and 2019.  No impairment on the investment in Chuangdian was recognized for the years ended December 31, 2018 and 2019.

On December 10, 2014, the Company acquired 16% of the share capital of Tospur, a non-listed company, for US$62,257. The investment in Tospur was classified as a cost method investment, as the Company does not have significant influence over Tospur and because there is no readily determinable fair value. On January 1, 2018, as a result of adoption of ASU 2016-01, the investment was reclassified as equity securities without readily determinable fair values , and measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. There is no orderly transaction for an identical or a similar investment of Tospur for the years ended December 31, 2018 and 2019. No impairment on the investment in Tospur was recognized for the years ended December 31, 2018 and 2019.

Equity method investments

In July 2018, the Company has entered into definitive agreements (the Agreement) to acquire a 10% equity interest in Chongqing Wanli New Energy Co., Ltd. (“Wanli”), a company listed on the Shanghai Stock Exchange, from a shareholder of Wanli for a cash consideration of US$72,852, of which US$29,141 will compensate the seller in connection with the Business Disposal (defined below). The difference between the cash consideration of the investment and the amount of underlying equity in net assets of Wanli was US$60,980 as of August 10, 2018, the closing date of the acquisition. In connection with the acquisition, the seller agrees (1) to enter into an irrevocable acting-in-concert agreement with a term of three years to adhere to the Company’s action in Wanli’s future meetings of shareholders and board of directors, (2) to purchase from Wanli its battery business for a price of no less than US$99,758 within three years after the consummation of the proposed acquisition (the “Business Disposal”), and (3) to ensure the profitability of Wanli measured by the lower of net profit or net profit excluding extraordinary items in three years subsequent to the Agreement. Following the consummation of the acquisition, the Company became the largest shareholder of Wanli.

During the years ended December 31, 2018 and 2019, the Company acquired additional 4.67% and 1.88% equity interest in Wanli through daily transactions in the secondary market with total consideration of US$11,667 and US$4,868, respectively. As at December 31, 2018 and 2019, the Company holds 14.67% and 16.55% equity interest in Wanli.

The investment is accounted for under equity method as the Company can exercise significant influence over operating and financial policies of Wanli.

Equity method investments carried at fair value

Between August and December 2019, the Company acquired 2.44% Class A ordinary shares in CIH through daily transactions in the secondary market with total consideration of US$9,600.  On December 27, 2019, the Company exercised a portion of the call option received from Mr. Mo’s affiliated entities and acquired 5 million Class B ordinary shares from the sellers in exchange for US$29,950. The fair value of the Company’s investment in Class B ordinary shares in CIH was approximately US$16,800 as of December 27, 2019 based on its quoted closing price, adjusted for other input that is indirectly observable in the active market. Because Mr. Mo is both an employee and a shareholder of the Company, and the transaction is not commensurate to other non-employee shareholders, the excess of the consideration transferred , which includes the fair value of the call option exercised, over the fair value of the equity interest acquired in the amount of US$13,608  was recognized as compensation expenses in the consolidated statements of comprehensive income (loss)  for the year ended December 31, 2019.

5.           INVESTMENTS (continued)

Each Class A ordinary share of CIH is entitled to one vote and each Class B ordinary share is entitled to ten votes. As at December 31, 2019, the Company aggregately holds 7.64% equity interest in CIH, and 16.95% voting interest.

The Company determines that it  can exercise significant influence over operating and financial policies of CIH, by taking into considerations of 1) material transactions between the Company and CIH; 2) the outstanding call option to purchase additional shares of CIH. The Company elected fair value measurement for investment in CIH that would otherwise be accounted for under the equity method of accounting in accordance with ASC 825-10. As of December 31, 2019, the market price of the shares increased to US$26,739. Total unrealized gain of US$339 was recorded in change in fair value of securities for the year ended December 31, 2019.